Provisions	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Provisions
17. PROVISIONS
Changes in the Group’s provisions for the fiscal years ended December 31, 2024, 2023 and 2022 are as follows:

	Provision for lawsuits and contingencies				Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Non- current		Current		Non- current	Current	Non- current		Current		Non- current	Current
Balance as of December 31, 2021	872		22		96	68	1,551		98		2,519	188

Increases charged to expenses	187	(3)	-		69	-	215		-		471	-
Decreases charged to income	(354)	(4)	-		(1)	-	(41)		-		(396)	-
Applications due to utilization	(12)		(35)		-	(48)	-		(56)		(12)	(139)
Net exchange and translation differences	(55)		-		(8)	(34)	-		-		(63)	(34)
Result from net monetary position (2)	(1)		-		-	-	-		-		(1)	-
Reclassifications and other movements	(66)	(5)	35		(60)	60	179	(1)	89	(1)	53	184

Balance as of December 31, 2022	571		22		96	46	1,904		131		2,571	199

Increases charged to expenses	89		3		80	-	264		-		433	3
Decreases charged to income	(26)		(6)		-	-	(12)		-		(38)	(6)
Applications due to utilization	(1)		(318)	(7)	-	(50)	-		(122)		(1)	(490)
Net exchange and translation differences	(110)		(1)		(52)	(38)	-		-		(162)	(39)
Result from net monetary position (2)	(1)		-		-	-	-		-		(1)	-
Reclassifications and other movements	(456)	(6)	321		(76)	76	390	(1)	117	(1)	(142)	514

Balance as of December 31, 2023	66		21		48	34	2,546		126		2,660	181

Increases charged to expenses	105		-		187	-	134		-		426	-
Decreases charged to income	(5)		-		(1)	-	(7)		-		(13)	-
Applications due to utilization	(3)		(17)		-	(72)	-		(30)		(3)	(119)
Net exchange and translation differences	(14)		-		-	(7)	-		-		(14)	(7)
Result from net monetary position (2)	(2)		-		-	-	-		-		(2)	-
Reclassifications and other movements (8)	(18)		17		(135)	81	(1,817)	(1)	(37)	(1)	(1,970)	61

Balance as of December 31, 2024	129		21		99	36	856		59		1,084	116

(1)	Includes 169, 507 and 268 corresponding to the annual recalculation of hydrocarbon wells abandonment cost for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)
Includes the adjustment for inflation of opening balances of provisions of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.

(3)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon wells abandonment costs for periods 2014-2017.
(4)
Includes 30 corresponding to the recovery of liabilities for the regularization regimes associated with the dispute relating to the cost deduction for hydrocarbon wells abandonment for periods 2014-2017. See Note 17.a.5).

(5)
Includes 22 reclassified as “Income tax liability” in the statement of financial position for the regularization regimes associated with the dispute relating to the tax deduction of hydrocarbon wells abandonment costs for periods 2014-2017. See Note 17.a.5).

(6)
Includes 134 reclassified as “Other liabilities” in the statement of financial position due to the settlement agreement entered with TGN and 286 reclassified as current “Provision for lawsuits and contingencies” due to the Trust Settlement Agreement, see Notes 17.a.2) and 33, respectively.

(7)	Includes the payment of the amount for the Trust Settlement Agreement. See Note 33.
(8)
Includes 2,023 and 54 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11. Additionally, includes the balance of the provision for lawsuits and contingencies of our subsidiary YPF Brasil reclassified to “Assets held for sale” in the statement of financial position, see Note 3 “Sale of equity participation in YPF Brasil” section.

The Group is part to a number of labor, commercial, civil, tax, criminal, environmental, customs and administrative proceedings that, either alone or in combination with other proceedings, could, if resolved in whole or in part adversely to the Group, result in the imposition of material costs, judgments, fines or other losses. While the Group believes that such risks have been provisioned appropriately based on the opinions and advice of our legal advisors and in accordance with applicable accounting standards, certain loss contingencies are subject to changes as new information develops and results of the presented evidence are obtained in judicial process, among other factors. It is possible that losses resulting from such risks, if proceedings are decided in whole or in part adversely to the Group, could significantly exceed the recorded provisions.
Likewise, due to its operations, the Group is subject to various laws and regulations relating to the protection of the environment (see Note 2.c)).

17.a) Provision for lawsuits and contingencies
The Group has recognized pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated. The most significant pending lawsuits and contingencies are described below:
17.a.1) Liabilities and contingencies assumed by the Argentine Government before 1990
Under YPF’s Privatization Law, the Argentine Government took over certain obligations of the predecessor company as of December 31, 1990. In certain lawsuits related to events or acts that took place before December 31, 1990, YPF has been required to make advance payments in compliance with certain judicial decisions. YPF has the right to be reimbursed for these payments by the Argentine Government based on the indemnity mentioned above.
In pending lawsuits, YPF has claimed its right to be indemnified by the Argentine Government for events and contingencies prior to January 1, 1991 under Law No. 24,145 (YPF’s Privatization Law) and Decree No. 546/1993.
17.a.2) Claims arising from restrictions in the natural gas market

•	AES Uruguaiana Empreendimentos S.A. (“AESU”) and Transportadora de Gas del Mercosur S.A. (“TGM”)
On December 30, 2016 and December 4, 2017, YPF, AESU and Companhía do Gas do Estado do Río Grande do Sul (“SULGAS”), and YPF and TGM, respectively, executed settlement agreements terminating various claims arising from international arbitrations before the International Chamber of Commerce related to the natural gas sale contract and the related natural gas transportation contract, respectively, which had been affected by events of force majeure due to the Argentine Government‘s decision to re-direct
natural gas for export to the domestic market.
Under these settlement agreements, the parties, without admitting any facts or rights, waived all claims that as of the date they had or could reciprocally have and YPF undertook to pay: (i) AESU and SULGAS single and total amount of 60 (payment made on January 10, 2017); and (ii) TGM the sum of 114 (107 in an initial payment made on January 2, 2018 and the balance of 7 in 7 annual installments of 1 each, the first one maturing on February 1, 2018, and the balance on the same date of the following years). In addition, YPF agreed to pay TGM the sum of 13 (in 7 annual installments of 1.86 each, with the same maturity date as the compensation balance) as payment on account of an interruptible exportation transport contract to be entered into by the parties and effective until 2027.
As of the date of issuance of these consolidated financial statements, YPF complied with the payment schedule agreed with TGM.

•	Transportadora de Gas del Norte S.A. (“TGN”)
On April 8, 2009, YPF filed a complaint against TGN with the ENARGAS, seeking the termination of the natural gas transportation contract with such company for the transportation of natural gas in connection with deliveries under the natural gas export contract entered into with AESU and other parties. The termination of the contract with that company is based on: (i) the impossibility of YPF to receive the transportation service and of TGN to render such service, due to (a) the termination of the natural gas contract with SULGAS and AESU and (b) the legal impossibility of assigning said contract to other shippers because of the regulations in effect; (ii) the legal impossibility of TGN to render the transportation service on a firm basis because of certain changes in the legislation in force since 2004; and (iii) the “
teoría de la imprevisión
” (doctrine of unforeseeability) available under Argentine law, when extraordinary events render a party’s obligations excessively burdensome.

TGN notified YPF the termination of the transportation contract for YPF’s fault.
TGN filed a complaint claiming compliance with the contract and payment of unpaid invoices from February 20, 2007 to March 20, 2009 in the amount of 30. TGN then amended the complaint and claimed the payment of unpaid invoices (i) from April 20, 2009 to June 20, 2010 in the amount of 31, (ii) from July 20, 2010 to November 20, 2010 in the amount of 10, and (iii) from December 6, 2010 to January 4, 2011 in the amount of 3.
TGN also lodged a complaint for damages against YPF claiming the amount of 142, plus interest and legal fees for the termination of the transportation contract.
Upon completion of the proceedings for discovery of evidence, on October 16, 2020, the Lower Court rendered judgment, whereby it resolved: (i) to declare abstract the claim to comply the firm natural gas transportation contract (the “Contract”), filed by TGN; (ii) to partially grant the claim filed in the case for Contract performance and order YPF to pay for unpaid invoices in an amount to be determined by the designated accounting expert at the stage of enforcement of judgment, plus interest and court fees; and (iii) to admit the claim for damages and order YPF to pay the amount of 231 plus interest and court fees.
On October 22, 2020, YPF filed appeals against the Lower Court’s decision regarding the claim filed for Contract performance and the claim for damages.
On February 16, 2022, the Court of Appeals rendered judgment (i) confirming the Lower Court’s decision which ordered YPF to pay for unpaid invoices in the amount to be determined by the accounting expert designated at the stage of judgment enforcement; (ii) confirming that YPF was liable for damages in the amount of 231 plus interest, or its equivalent in pesos at the selling exchange rate published by the BNA on the settlement date; (iii) reducing the applicable annual interest rate from 6% to 4%; and (iv) imposing payment of appeal costs on defendant in the case for damages and shared payment in the case for Contract performance.
On February 21, 2022, YPF lodged an appeal requesting the correction and/or clarification of certain aspects in the judgment rendered by the Court of Appeals. On March 7, 2022, the appeal filed by YPF for the correction and/or clarification of certain aspects in the judgment rendered by the Court of Appeals was favorably resolved. Additionally, on that date an extraordinary appeal was filed against the judgment rendered by the Court of Appeals, which was granted on April 5, 2022 in relation to the federal issue raised and was denied in relation to the arbitrariness of the judgment rendered by the Court of Appeals, and a complaint appeal was filed in relation to this last aspect on April 12, 2022. As of that date, the cases were under review at the CSJN in connection with the extraordinary and the complaint appeals that were filed.
On February 3, 2023, YPF and TGN entered into a settlement agreement for the sole and total amount of 190.6 payable by YPF in 4 consecutive annual installments, starting in 2024 by which, without acknowledging facts or rights, TGN and YPF waived all claims they had or could have had against each other until that date, making abstract the extraordinary appeal and complaints filed with the CSJN. On February 23, 2023, the settlement agreement was submitted to the CSJN requesting its homologation.
In April 2023, in compliance with the decision of the CSJN, the settlement agreement between YPF and TGN was filed with the Lower Court requesting its approval. On May 5, 2023, the Lower Court approved said agreement.

17.a.3) Users and Consumers Association
The Users and Consumers Association claims (originally against Repsol YPF S.A. before extending its claim to YPF) the reimbursement of the overprice allegedly charged to bottled LPG consumers from periods between years 1993 to 1997 and from 1997 to 2001.
On December 28, 2015, the Lower Court rendered judgment admitting the claim for compensation from period between years 1993-1997 filed by the Users and Consumers Association against YPF and ordered the Company to transfer the amount of 98 plus interest (to be estimated by the accounting expert in the settlement period) to the SE, to be allocated to the trust fund created under Law No. 26,020.
The judgment rejects the claim for the items corresponding to the period 1997-2001, considering that YPF’s position in the domestic bulk LPG market had not been sufficiently proved. Furthermore, the judgment dismissed the complaint against Repsol S.A., as Repsol YPF S.A. had no equity interest in YPF, nor any other kind of relation with YPF from 1993 to 1997, period in which the plaintiffs claim YPF abused its dominant position.
Both parties filed an appeal against that judgment, which was admitted with suspensive effect.
On December 7, 2017, the Company was notified about the Court of Second Appeals’ judgment, which: (i) confirmed the claims for compensation for the 1993-1997 period; (ii) extends the Users and Consumers Association claim from period between years 1997 to 1999 under the item “equity transfer of consumers to producers for the higher cost of LPG”, deferring the settlement related to this item to the execution stage of the judgment; and (iii) partially grants the appeal filed by the defendant with respect to the item “damage caused by lower or different energy consumption due to the higher cost of LPG”.
It should be noted that the judgment confirmed by the Court of Second Appeals does not order YPF to pay the claimant the ultimately settled amount, but rather to transfer such funds to the SE for the funds to be allocated to a trust fund created by Law No. 26,020, in order to expand the natural gas network in areas with lower resources according to the criteria established by the enforcement authority. The enforcement authority, within 6 months from the settlement of the judgment amount becomes final, must present the corresponding feasibility studies (Decree No. 470/2015) together with a work plan beginning within 6 months from the presentation of the feasibility studies.
Finally, the Company filed an extraordinary appeal against the Court of Second Appeals’ judgment, which was sustained and the court file was submitted to the CSJN, being the enforcement of the Court of Second Appeals’ judgment still suspended as of the date of issuance of the consolidated financial statements.
On June 2, 2021, the CSJN forwarded the file to the National Attorney General’s Office for its opinion on the legal merits of the extraordinary appeal.
On April 13, 2023, the National Attorney General’s Office issued an opinion recommending the CSJN to grant the extraordinary appeal lodged by YPF and to reverse the Court of Second Appeals’ judgment. As of the date of issuance of these consolidated financial statements, the extraordinary appeal is pending resolution.
17.a.4) Environmental claims

•	La Plata
In relation to the operation of the refinery owned by YPF in La Plata city, Province of Buenos Aires, there are certain judicial claims, mostly filed by neighbors of the area seeking (i) compensation for damages arising from the alleged environmental contamination caused by the operation of the La Plata Refinery and (ii) the environmental remediation of the waterways adjacent to the mentioned refinery. Should these claims be sustained, they could demand additional investments related to the operation of La Plata Refinery.
In 2006 YPF submitted a presentation before the Environmental Policy Secretariat of the Province of Buenos Aires, whereby it suggested the performance of a study for the characterization of risks associated with the aforementioned contamination.

On January 25, 2011, YPF executed an agreement with the Provincial Agency for Sustainable Development (“OPDS”, by its acronym in Spanish) of the Province of Buenos Aires, under the Remediation, Liability and Environmental Risk Control Program, created under Resolution No. 88/2010 of the OPDS. Under this agreement, the parties agreed to jointly perform a work program in the channels adjacent to La Plata Refinery over a term of 8 years, and which involved the characterization and risk assessment studies of channel sediments. The agreement provides that should corrective actions be detected as a result of the risk assessment studies, the different alternatives and available techniques will be considered, as well as the steps needed for their implementation. Dating studies of deposited material will also be performed under the agreement, in order to determine the responsibilities of the Argentine Government in view of its obligation to hold YPF harmless in accordance with the article 9 of YPF’s Privatization Law. This study proved between 88% to 91% of the hydrocarbons present in the channels were deposited prior to 1991. In this context, YPF, with the agreement of the OPDS, carried out several studies and characterizations through specialized consultants whose progress was notified to the provincial agency. The agreement was replaced by Resolution No. 380/2019 issued by the OPDS, which approves the remediation modality suggested by YPF (monitored natural recovery) over a term of 24 months. YPF has answered all points required by the OPDS and requested the extension of the resolution. On June 26, 2023, through Resolution No. 2,775/2023 issued by the Ministry of Environment of the Province of Buenos Aires, YPF obtained a two-year
extension to continue with the remediation and monitoring works through the suggested remediation modality (monitored natural recovery).
Regarding the judicial claims mentioned above, on February 7, 2022, the Company was notified of the first instance judgment which considered the environmental damage had been proved, and therefore ordered that activities should cease and the environmental damage affecting the waterways adjacent to La Plata Refinery be remedied. This decision determined the co-defendants’
joint liability for the damages in the following proportions: YPF 90% (the Argentine Government 80% and YPF 20%) and the 2
co-defendant
companies 10%. The decision was appealed by the Company. On August 29, 2024 the Court of Appeals confirmed the obligation to cease and remedy the environmental damage determined in the first instance. The co-defendants
filed an extraordinary appeal to the CSJN and, as of the date of issuance of these consolidated financial statements, such appeal is pending resolution.

•	Quilmes
As regards with a fuel leak in the polyduct running from La Plata to Dock Sud (Progressive 37), in the Province of Buenos Aires, currently operated by YPF, which occurred in 1988 when YPF was an Argentine state-owned company, as a result of an unlawful act that caused the rupture of the polyduct, there are several claims, mostly brought by neighbors of the area where they claim (i) compensation for personal damages allegedly caused by such event and (ii) environmental remediation. These processes are at the discovery stage. Fuel would have emerged and become perceptible in November 2002, which resulted in remediation works conducted by the Company since then in the affected area, supervised by the environmental authority of the Province of Buenos Aires.
The Argentine Government denied any responsibility to indemnify YPF in this case, wherefore the Company sued the Argentine Government to obtain a judicial decision declaring the invalidity of such decision. As of the date of issuance of these consolidated financial statements, this lawsuit is pending resolution.

•	Other environmental claims
In addition to the claims discussed above, the Group has other environmental lawsuits in progress where it is claimed (i) individual damages and/or (ii) environmental remediation and/or (iii) collective damages. These proceedings are related to the activities performed by the Group in different jurisdictions of Argentina. In all these cases, considering the information available to date, the estimated time remaining until the end of the proceedings, and the results of the additional evidence to be presented during the continuation of the litigation, the Group has set up a provision in an amount it considers sufficient to face these claims.

17.a.5) Tax claims

•	Dispute over the cost deduction for hydrocarbon well abandonment
The Company has recorded the hydrocarbon wells abandonment costs in accordance with the criteria detailed in Note 2.b.3) and, in the absence of a specific treatment of this matter in the Income Tax Law and its Regulatory Decree, has deducted the charge for hydrocarbon wells abandonment costs in the calculation of income tax, based on the general criteria of the tax standard for deduction of expenses (accrual criteria). Nevertheless, this interpretation has been objected to by the AFIP, which would allow for deductions once the expense has been incurred.
The AFIP understands that the deduction of hydrocarbon well abandonment costs should be deferred until the taxpayer has the opportunity to actually proceed to well abandonment, once the wells have been depleted, as it considers the abandonment of the well is the event triggering the accrual of hydrocarbon well abandonment costs.
On the other hand, the Company, as well as other companies in the oil and gas industry, understand that the substantial event generating costs in connection with well abandonment is, in fact, the act of drilling, as drilling causes environmental impact and, consequently, the obligation to repair such impact (abandonment). This obligation is not subject to any condition since there is no uncertainty as to whether well depletion will inevitably occur. The Company has learned that similar disputes have been raised by the AFIP with other companies in the oil and gas industry.
In this respect, in June 2016, the SRH of MINEM, the body in charge of clarifying the origin of the legal obligation in this respect, and in response to a consultation of the Chamber of Oil Exploration and Production, ruled in favor of the position of the oil and gas companies and concluded that drilling is the substantial event generating the charge for well abandonment costs.
This response of the Chamber of Oil Exploration and Production has been informed to the AFIP by both the SRH and by YPF but, with different arguments the AFIP rejected this position.
On November 7, 2018, the Company was notified by AFIP of the commencement of a determination procedure with respect to the projected adjustment for fiscal years 2011 to 2016. The Company filed its defense with the AFIP on December 21, 2018.
On February 3, 2020, the Company was notified by AFIP of the commencement of a determination procedure with respect to the projected adjustment for fiscal years 2017. The Company filed its defense with the AFIP on March 17, 2020.
On August 26, 2020, Law No. 27,562 was published in the BO, expanding the regime for the regularization of taxes, social security contributions and customs duties originally established under Law No. 27,541, which was regulated by AFIP General Resolution No. 4,816/2020.
On June 9, 2021, YPF waived the statute of limitations for fiscal year 2014 to allow the AFIP to analyze the legal grounds for the defense filed by the Company on December 21, 2018, in the context of the administrative proceeding.
The Company, based on the opinion of its external advisors, and notwithstanding the technical merits for defending its position, evaluated the regularization regimes provided for under Laws No. 27,562 and No. 27,653 for the income tax and the compensations made in due course with the credit balances generated by such tax, and on November 30, 2020 and March 30, 2022, adhered to the aforementioned regimes, thus putting an end to the dispute over the cost deduction for hydrocarbon well abandonment corresponding to fiscal periods 2011 to 2013 and fiscal periods 2014 to 2017, respectively.
Regarding fiscal years following and including 2018, it should be noted that since the enactment of Law No. 27,430 (“Tax Reform“) in December 2017, the deduction of the well abandonment costs at the time of the drilling phase was admitted, considering them as part of the investment cost, regardless of the period in which the effective disbursement is made.

17.a.6) Other pending litigation
During the normal course of business, the Group has been sued in numerous legal proceedings at labor, civil and commercial courts. The Company, in consultation with its external counsel, has established a provision considering to such end the best estimate based on information available as of the date of issuance of these consolidated financial statements, including legal fees and court costs.
17.b) Provision for environmental liabilities and Provision for hydrocarbon wells abandonment obligations
Based on the Group’s current remediation and hydrocarbon well abandonment plans, the Group has set up a provision for environmental liabilities, where assessments and/or remedial actions are probable and can reasonably be estimated, and for hydrocarbon well abandonment obligations, considering the number of wells not yet abandoned, the costs and schedule for the timing of disbursements.